STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive loss [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2014	$ 17,615	$ 1,171,424	$ (376,637)	$ (10,546)	$ 411,600	$ 1,213,456
Exercise of share options	362	26,736				27,098
Stock-based compensation		28,451				28,451
Excess tax benefit from share-based payment arrangements		7,595				7,595
Treasury shares purchased			(68,384)			(68,384)
Other comprehensive loss				(13,659)		(13,659)
Dividends paid					(38,239)	(38,239)
Net income					258,831	258,831
Balance at Dec. 31, 2015	17,977	1,234,206	(445,021)	(24,205)	632,192	1,415,149
Exercise of share options	303	23,321				23,624
Equity awards assumed for acquisitions		11,675				11,675
Stock-based compensation		40,547				40,547
Excess tax benefit from share-based payment arrangements		7,868				7,868
Issuance of treasury shares under stock purchase plans, upon exercise of options and vesting of restricted stock units (147,347 ordinary shares)		(78)	78
Treasury shares purchased			(43,630)			(43,630)
Other comprehensive loss				(22,619)		(22,619)
Dividends paid					(38,202)	(38,202)
Net income					116,920	116,920
Balance at Dec. 31, 2016	18,280	1,317,539	(488,573)	(46,824)	710,910	1,511,332
Exercise of share options	315	17,133				17,448
Equity awards assumed for acquisitions						20,281
Stock-based compensation		56,980				56,980
Issuance of treasury shares under stock purchase plans, upon exercise of options and vesting of restricted stock units (147,347 ordinary shares)		(3,642)	5,296			1,654
Equity components of exchangeable notes		30,895				30,895
Treasury shares purchased			(24,428)			(24,428)
Other comprehensive loss				13,910		13,910
Dividends paid					(9,637)	(9,637)
Effect of adopting ASU 2016-09: Improvements to Employee Share-Based Payment Accounting (see note 2aa)		1,908			6,208	8,116
Net income					143,291	143,291
Balance at Dec. 31, 2017	$ 18,595	$ 1,420,813	$ (507,705)	$ (32,914)	$ 850,772	$ 1,749,561